Income Taxes - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0
Federal statutory income tax rate		21.00%	34.00%	34.00%
Deduction for net operating loss, percentage of annual taxable income			80.00%
Provision for income tax expense			$ 4,800,000
Research and orphan drug tax credit carryforwards		$ 4,108,000	1,400,000
Unrecognized tax benefits		0	$ 0
Federal [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		$ 40,600,000
Operating loss carry forwards expiration period		2035
Research and orphan drug tax credit carryforwards		$ 3,400,000
Research and orphan drug tax credit carryforwards, expiration period		2035
Federal [Member] | Expires 2035 [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		$ 17,500,000
Federal [Member] | Indefinitely [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		$ 23,100,000
State [Member]
Income Tax Disclosure [Line Items]
Operating loss carry forwards expiration period		2035
Research and orphan drug tax credit carryforwards		$ 800,000
Research and orphan drug tax credit carryforwards, expiration period		2030
State [Member] | Expires 2035 [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		$ 40,800,000